EQUITY	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY
EQUITY

PBFX had 23,441,211 common units held by the public outstanding as of December 31, 2017. PBF LLC owns 18,459,497 of PBFX’s common units constituting an aggregate of 44.1% of PBFX’s limited partner interest as of December 31, 2017. On June 1, 2017, the requirements under PBFX’s partnership agreement for the conversion of all subordinated units into common units were satisfied and the subordination period ended. As a result, each of the Partnership’s 15,886,553 outstanding subordinated units converted on a one-for-one basis into common units and began participating pro rata with the other common units in distributions of available cash. The conversion did not impact the amount of the cash distribution paid or the total number of the Partnership’s outstanding units representing limited partner interests.

Issuance of Additional Interests

The partnership agreement authorizes PBFX to issue an unlimited number of additional partnership interests for the consideration and on the terms and conditions determined by PBFX’s general partner without the approval of the unitholders. It is possible that PBFX will fund future acquisitions through the issuance of additional common units, subordinated units or other partnership interests.

On July 31, 2018, PBFX issued 1,494,134 common units, having an aggregate value of $31,586, to PBF LLC in connection with the Development Assets Acquisition. On April 5, 2016, PBFX completed a public offering of an aggregate of 2,875,000 common units, including 375,000 common units that were sold pursuant to the full exercise by the underwriter of its option to purchase additional common units, for net proceeds of $51,625, after deducting underwriting discounts and commissions and other offering expenses (the “April 2016 Offering”). On August 17, 2016, PBFX completed a public offering of an aggregate of 4,000,000 common units, with an underwriter’s option to purchase an additional 600,000 common units, of which 375,000 units were subsequently purchased on September 14, 2016, for a total of 4,375,000 shares and total net proceeds of $86,753, after deducting underwriting discounts and commissions and other offering expenses (the “August 2016 Offering”). On May 14, 2015, PBFX partially funded the DCR Products Pipeline and Truck Rack Acquisition with $30,500 of Partnership common units, or 1,288,420 common units.

Additionally, 217,171, 116,349 and 137,007 of the Partnership’s phantom units issued under the PBFX 2014 Long-Term Incentive Plan (“LTIP”) vested into common units held by certain directors, officers and current and former employees of our general partner or its affiliates during the years ended December 31, 2017, 2016 and 2015, respectively.

Holders of any additional common units PBFX issues will be entitled to share equally with the then-existing common unitholders in PBFX’s distributions of available cash. Refer to Note 8 “Unit-Based Compensation” of the Notes to Consolidated Financial Statements for further information.

Noncontrolling Interest

PBFX’s subsidiary, PBFX Op Co, holds a 50% controlling interest in TVPC, with the other 50% interest in TVPC held by TVP Holding Company LLC (“TVP Holding”), a subsidiary of PBF Holding. PBFX Op Co is the sole managing member of TVPC. PBFX, through its ownership of PBFX Op Co, consolidates the financial results of TVPC and records a noncontrolling interest for the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the consolidated statements of operations includes the portion of net income or loss attributable to the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the consolidated balance sheets includes the portion of net assets of TVPC attributable to TVP Holding.

Allocations of Net Income

PBFX’s partnership agreement contains provisions for the allocation of net income and loss to the unitholders. For purposes of maintaining partner capital accounts, PBFX’s partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to PBF LLC.

Percentage Allocations of Available Cash from Operating Surplus

The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and PBF LLC (in its capacity as the holder of PBFX’s IDRs) based on the specified target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of PBF LLC and the unitholders in any available cash from operating surplus PBFX distributes up to and including the corresponding amount in the column “Total Quarterly Distribution per Unit Target Amount.” The percentage interests shown for PBFX’s unitholders and PBF LLC for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for PBF LLC assume that there are no arrearages on common units and that PBF LLC continues to own all of the IDRs.

	Total Quarterly Distribution per Unit Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	PBF LLC (as holder of IDRs)
Minimum Quarterly Distribution	up to $0.300	100.0%	—
First Target Distribution	above $0.300 up to $0.345	100.0%	—
Second Target Distribution	above $0.345 up to $0.375	85.0%	15.0%
Third Target Distribution	above $0.375 up to $0.450	75.0%	25.0%
Thereafter	above $0.450	50.0%	50.0%

The partnership agreement sets forth the calculation to be used to determine the amount and priority of cash distributions that the common unitholders will receive and that subordinated unitholders received for their subordinated units prior to their conversion into common units on June 1, 2017. PBFX declares distributions subsequent to quarter end.

The tables below summarize our 2017 and 2016 quarterly distribution cash declarations, payments and scheduled payments through March 14, 2018:

	2017
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	May 4	May 16	May 31	$0.4600
Second quarter	August 3	August 15	August 31	0.4700
Third quarter	November 2	November 13	November 29	0.4800
Fourth quarter	February 15, 2018	February 28, 2018	March 14, 2018	0.4850
Total				$1.8950

	2016
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	April 28	May 13	May 31	$0.4200
Second quarter	July 29	August 9	August 23	0.4300
Third quarter	October 28	November 8	November 22	0.4400
Fourth quarter	February 16, 2017	February 27, 2017	March 13, 2017	0.4500
Total				$1.7400

Our distributions are declared subsequent to quarter end. The following table reflects the allocation of total cash distributions to the general and limited partners applicable to the period in which the distributions were earned:

	Year Ended December 31, 2017	Year Ended December 31, 2016
IDR - PBF LLC	$9,055	$4,031
Limited partners’ distributions:
Common units	73,322	42,232
Subordinated units – PBF LLC	7,308	27,642
Total distributions	89,685	73,905
Total cash distributions (1)	$88,428	$72,914
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(1)	Excludes phantom unit distributions, which are accrued and paid upon vesting.